Significant Accounting Policies (Details 6) (KRW) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Advertising
Advertising expense incurred	1,614	2,852	4,585
Accrued severance benefits and pension plan
Severance benefits, minimum length of service requirement	1 year
Earnings (losses) Per Share
Common stock equivalent	0	0	0